Annual Total Returns[BarChart] - Direxion NASDAQ-100 Equal Weighted Index Shares - Direxion NASDAQ-100® Equal Weighted Index Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	40.23%	19.37%	2.53%	7.24%	26.29%	(4.92%)	36.10%	37.65%